The Company and basis of presentation - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Jun. 30, 2023
Care Delivery
Recoverability of Goodwill and Intangible Assets
Residual value growth			1.00%	1.00%
Pre-tax WACC			9.70%	9.62%
After-tax WACC			7.39%	7.35%
Care Enablement
Recoverability of Goodwill and Intangible Assets
Residual value growth			1.00%	1.00%
Pre-tax WACC			8.62%	8.80%
After-tax WACC			6.49%	6.65%
Excess of recoverable amount over carrying amount			€ 1,328,874
Care Enablement | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			12.00%
Care Enablement | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount			(0.0142)
Costs of revenue previously recorded in selling, general and administrative expense
Recoverability of Goodwill and Intangible Assets
Amount of revisions	€ 115,090	€ 299,817
Other operating income previously recorded in selling, general and administrative expense
Recoverability of Goodwill and Intangible Assets
Amount of revisions	158,024	397,268
Other operating expense previously recorded in selling, general and administrative expense
Recoverability of Goodwill and Intangible Assets
Amount of revisions	€ 215,360	€ 562,689